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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number: ______
             This Amendment (Check only one.): [ ] is a restatement
                                               [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:    Manulife Financial Corporation
Address: 200 Bloor Street, East - NT 11
         Toronto, Ontario, Canada M4W 1E5

Form 13F File Number: 028-11519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard A. Lococo
Title: SVP & Deputy General Counsel
Phone: 416-926-6620


Richard A. Lococo                     Toronto, Ontario, Canada  August 11, 2006
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Report Type (check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
      028-04428        The Manufacturers Life Insurance Company
      028-10490        MFC Global Investment Management (USA) Limited
      028-03983        John Hancock Life Insurance Company
      028-03222        John Hancock Advisers Inc.
      028-01714        Independence Investment, LLC
      028-03673        Sovereign Asset Management Corporation